UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-03074

                         Northeast Investors Growth Fund
               (Exact name of registrant as specified in charter)

                               150 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                  David Randall
                               150 Federal Street
                                Boston, MA 02110
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 617-523-3588

                   Date of fiscal year end: December 31

                    Date of reporting period: June 30, 2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.


Item 1. Reports to Stockholders.

                                   NORTHEAST
                                   INVESTORS
                                  GROWTH FUND
                                 A NO-LOAD FUND
                               Semi-Annual Report
                              For the Period Ended
                                 June 30, 2009

Table of Contents

Letter to Shareholders . . . . . . . . . . . . . . . . .. . . 2
Fund Performance. . . . . . . . . . . . . . . . . . . . . . . 4
Investment Sectors . . . . . . . . . . . . . . . . . . .. . . 7
Schedule of Investments . . . . . . . . . . . . . . . . . . . 9
Financial Statements . . . . . . . . . . . . . . . . . . . . 11
Financial Highlights . . . . . . . . . . . . . . . . . . . . 14
Notes to the Financial Statements. . . . . . . . . . . . . . 15
Trustees & Officers . . . . . . . . . . . . . . . . . .  . . 20

Dear Fellow Shareholders:

As you may remember, in our last letter we recounted the difficult environment investors faced in 2008. For the six-month period ending June 30, 2009, Northeast Investors Growth Fund (the Fund) ended in better territory, returning 5.45% vs. the S&P 500 Index which was up 3.16% for the same period. Though the markets began and ended the first half of 2009 in positive territory, all was not smooth sailing in between. Within a week of New Year's Day concerns weighed on the market, and the S&P 500 Index began to slide rapidly downward, reaching an intra-day low of 666 on March 6, 2009, which was territory the equity markets had not experienced since 1996. At that point the S&P 500 Index was down close to 25% for the year and down 50% from the October 2007 high.

As fears of systemic failure abated, unprecedented fiscal and monetary intervention continued and began trickling through the system. It appeared that disaster would be averted, and the market actually rebounded nearly 40% from its March low as the month of June ended. Though many trials remain for the economy: a near 10% unemployment rate, a weakening dollar, and concerns about the massive amount of spending by the US government, signs of stabilization are appearing. That has given us, and we hope you, our shareholders, some relief.

Investments that did well for the Fund and the broader Index were concentrated in the Materials, Technology and Financial sectors. As fears of a worldwide recession lessened, companies in these more cyclical areas rebounded sharply off their dramatic lows. Freeport-McMoRan Copper & Gold, Inc. was up over 100%, Vale SA up close to 50% and BHP Billiton Ltd. up nearly 30%. As mentioned last year, Freeport-McMoRan Copper & Gold, Inc. and Vale SA were two of the worst performers for 2008.

Technology, a sector that for most of the first half did much better than the averages, has provided consistent positive support. Long-term holdings in the sector, which include Corning, Inc., up close to 70%, Apple, Inc., up more than 60% and Google, Inc., up about 35%, helped propel the Fund forward. Technology companies in general were buoyed by relatively strong balance sheets, low levels of leverage, and large exposure to international sales, which benefit from a declining dollar.

Though investments in the Financial sector overall provided mixed returns for the first half of this year, it is safe to say that in general the best performing companies in this sector were ones we held on to: Goldman Sachs Group, Inc. (+76%) , CME Group Inc. (+52%), and Eaton Vance Corp. (+28%). The worst performing names in the portfolio were Financials that we sold at a near bottom, when fundamentals seemed to matter less and fears of nationalization and systemic failure dominated: Bank of America Corp., Wells Fargo & Co., and JP Morgan Chase & Co being three names we sold earlier in the year.

Other poor performers for the Fund can be characterized by their perceived "safety": Procter & Gamble Co. (24%), Costco Wholesale Corp. (12%) , and Exxon Mobil Corp. (11%) trailed the averages as investors moved out of "safe" investments to more cyclical ones. We remain invested in these names at the current time because they do provide some ballast to the overall portfolio.

We remain cautiously optimistic with our investment outlook.We believe the economy is starting to show signs of recovery and the financial markets are now on firmer ground than they were at any time last fall or winter.We believe we are past the worst of the financial crisis and the fear that the world (at least the financial world) might be coming to an end has abated. Investment markets appear to have wrung out many of the excesses that had been building since the beginning of the 21st century. Market valuation on a "normalized" basis is more reasonable, not excessively expensive or cheap when compared to history.

Over the longer-term, we are somewhat concerned with the level of debt the US government is taking on and how it might impact the broader economy two or three years from now. We are concerned with the prospect of rising real interest rates and the possibility of sharply rising inflation. Rising real interest rates and/ or inflation are not a foregone conclusion, but the prospect requires vigilance as we move forward. For the immediate term, however, we believe the economic recovery will continue, bringing us out of the longest recession since the Great Depression.

Our lines of communication are always open to our most important partners, our fellow shareholders. Please call us directly or visit our website at www.northeastinvestors.com where you can view the Fund's closing price, month-end portfolio composition, and historical performance. If you follow your investments on-line, the ticker symbol for the Fund is NTHFX. We continue to appreciate your support.

William A. Oates, Jr.

Average Annual Total Return (unaudited)

One year ended June 30, 2009. . . . . . . . . . . . . . . . . . . . . . .-31.65%
Five years ended June 30, 2009 . . . . . . . . . . . . . . . . . . . . .  -2.29%
Ten years ended June 30, 2009 . . . . . . . . . . . . . . . . . . . .  .  -2.84%

Performance Graph
(Ten Years) (unaudited)

The following graph compares the cumulative total shareholder return on the Northeast Investors Growth Fund shares over the ten preceding years to the cumulative total share return on the Standard & Poor's 500 Index, assuming an investment of $10,000 in both at their closing prices on December 31, 1998 and reinvestment of dividends and capital gains. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Keep in mind that past performance does not guarantee future returns, and an investment in the Fund is not guaranteed. For management's discussion of the Growth Fund's 2009 performance, including strategies and market conditions which influenced such performance, see the President's letter to shareholders.

Table Omitted


                                                                                           Six Months
                                                                                           Ended
                                                                                           June 30,
                1999    2000    2001   2002   2003   2004    2005    2006    2007    2008   2009
Northeast
Investors
Growth          $12,913 $10,981 $9,098 $7,035 $9,033 $9,806  $10,922 $11,931 $13,590 $7,935 $8,367
Fund

Standard
& Poor's        $12,104 $11,003 $9,695 $7,553 $9,719 $10,776 $11,305 $13,091 $13,808 $8,699 $8,974
500 Index


Returns and Per Share Data

                                                                                        Six Months
                                                                                        Ended
                        Year Ended December 31,                                         June 30,
                                                                                        2009
                         1999   2000   2001   2002  2003  2004  2005  2006  2007   2008 (unaudited)
Net Asset Value         26.08  20.23  15.43  11.91 15.26 16.52 18.40 20.10 20.19  11.74  12.38
Income Dividend          0.02   0.00   0.00   0.02  0.03  0.05  0.00  0.00  0.04   0.05   0.00
Capital Gains Dist.      0.31   2.05   1.44   0.00  0.00  0.00  0.00  0.00  2.60   0.00   0.00
NEIG Return (%)         29.13 -14.96 -17.15 -22.67 28.39  8.56 11.38  9.24 13.90 -41.61   5.45
S&P 500 Return (%)      21.04  -9.10 -11.88 -22.10 28.68 10.88  4.91 15.79  5.48 -37.00   3.16

Table Omitted


Quarterly Portfolio Holdings: Each fiscal quarter-end the Fund is required to file a complete schedule of investments with the Securities and Exchange Commission. The schedules of portfolio holdings for the second and fourth quarters appear in the semi-annual and annual reports to shareholders. For the first and third quarters, the Fund files the schedules of portfolio holdings with the SEC on Form N-Q. The Fund makes the information on Form N-Q available on its website at www.northeastinvestors.com or upon request.

Shareholders may also access and review information and reports of the Fund, including Form N-Q, at the SEC's Public Reference Room in Washington, D.C. You can call the SEC at 1-202-942-8090 for information about the operation of the Public Reference Room. Reports and other information about the Fund are available on the SEC's internet site at http://www.sec.gov. and copies may be obtained for a duplicating fee by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Center of the Securities and Exchange Commission, Washington, D.C. 20549-0102. The Fund's reference number as a registrant under the Investment Company Act of 1940 is 811-3074.

About Your Fund's Expenses (unaudited)

                                 Beginning Account Value                 Ending Account Value           Expenses Paid During Period
                                 12/31/2008                              6/30/2009                      12/31/2008 - 6/30/2009
Actual Return
5.45%                                   $1,000.00                               $1,054.50                       $8.46
Hypothetical
(5% return before expenses)             $1,000.00                               $1,016.14                       $8.72

Example:
As a shareholder of the Fund, you incur ongoing costs, including management fees, and other fund expenses. This example is intended to help you understand these expenses of investing in the fund and to compare these costs wth the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, 12/31/2008 - 6/30/2009.

Actual Expenses:
The first line of the table above provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:
The second line of the table above provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Ten Largest Investment Holdings (unaudited)
June 30, 2009

                                                                        Percent
                                                        Market          of Net
                                                        Value           Assets

Eaton Vance Corp. . . . . . . . . . . . . . . . . . . . $2,798,050      3.48%
T. Rowe Price Group, Inc. . . . . . . . . . . .. . . . . 2,654,379      3.30%
Corning, Inc. . . . . . . . . . . . . . . . . .. . . . . 2,474,846      3.08%
Apple, Inc. . . . . . . . . . . . . . . . . . .. . . . . 2,371,460      2.95%
Google, Inc., Class A . . . . . . . . . . . . .. . . . . 2,276,586      2.83%
Goldman Sachs Group . . . . . . . . . . . . . .. . . . . 2,270,576      2.83%
Burlington Northern Santa Fe Corp. . . . . . . . . . . . 2,257,678      2.81%
United Technologies Corp. . . . . . . . . . . .. . . . . 2,021,244      2.52%
Emerson Electric Co. . . . . . . . . . . . . . . . . . . 1,924,560      2.39%
Schlumberger Ltd. . . . . . . . . . . . . . . .  . . . . 1,893,850      2.36%

Summary of Sector Weightings as a Percentage of Net
Assets (unaudited)
June 30, 2009

                                                        Northeast
                                        Market          Investors       S&P 500
Major Sectors                           Value           Growth Fund     Index
Consumer Discretionary . . . . . . . .$ 4,857,663        6.04%           8.96%
Consumer Staples . . . . . . . . . . .$ 7,373,517        9.18%          11.97%
Energy . . . . . . . . . . . . . . . .$11,039,110       13.74%          12.43%
Financials . . . . . . . . . . . . . .$14,336,378       17.84%          13.60%
Health Care. . . . . . . . . . . . . .$ 7,177,753        8.93%          13.98%
Industrials . . . . . . . . . . . . . $12,707,476       15.81%           9.86%
Information Technology . . . . . . .  $16,728,920       20.82%          18.34%
Materials. . . . . . . . . . . . . . .$ 2,810,365        3.50%           3.23%
Telecommunication Services . . . . . .$ 3,280,332        4.08%           3.54%
Utilities . . . . . . . . . . . . . . $         -        0.00%           4.09%
Cash, other assets and liabilities .  $    49,973        0.06%           0.00%
                                                        -----------    -------
                                                        100.00%        100.00%

Summary of Net Assets by Industry (unaudited)
June 30, 2009

                                                Market          % of
                                                Value           Net Assets

Common Stocks

Aerospace & Defense . . . . . . . . . . . . . . $ 2,021,244     2.52%
Asset Management & Custody . . . . . . . . . .. . 5,452,429     6.78%
Biotechnology . . . . . . . . . . . . . . . . . . 1,681,556     2.09%
Communications Equipment . . . . . . . . . . .. . 7,432,304     9.25%
Computer Hardware . . . . . . . . . . . . . . . . 4,251,020     5.29%
Construction & Farming. . . . . . . . . . . . . . 1,699,872     2.12%
Diversified Banks . . . . . . . . . . . . . . . . 1,140,220     1.42%
Diversified Financial Services . . . . . . . .. . 1,483,785     1.85%
Diversified Minerals . . . . . . . . . . . . .. . 1,833,220     2.28%
Drug Retail. . . . . . . . . . . . . . . . . .. . 1,517,968     1.89%
Electrical Components & Equipment . . . . . . . . 1,924,560     2.39%
Fertilizers & Agricultural Chemicals . . . . .. . 1,516,536     1.89%
Financial Services . . . . . . . . . . . . . .. . 1,073,600     1.34%
Footwear . . . . . . . . . . . . . . . . . . .. . 1,688,028     2.10%
Health Care Equipment . . . . . . . . . . . . . . 3,123,137     3.89%
Home Improvement Retail . . . . . . . . . . . . . 1,358,700     1.69%
Household Products . . . . . . . . . . . . . .. . 1,497,230     1.86%
Hypermarkets & Supercenters . . . . . . . . . . . 1,224,615     1.52%
Industrial Conglomerate . . . . . . . . . . . . . 1,441,560     1.79%
Industrial Machinery . . . . . . . . . . . . .. . 1,846,026     2.30%
Integrated Oil & Gas. . . . . . . . . . . . . . . 4,711,373     5.86%
Integrated Telecommunication Services . . . . . . 1,529,440     1.90%
Internet Software & Services . . . . . . . . .. . 4,058,408     5.05%
Investment Banking & Brokerage. . . . . . . . . . 2,270,576     2.83%
Metals & Mining . . . . . . . . . . . . . . . . . . 977,145     1.22%
Natural Gas . . . . . . . . . . . . . . . . . . . 1,711,060     2.13%
Oil & Gas Equipment . . . . . . . . . . . . . . . 1,893,850     2.36%
Oil & Gas Exploration & Production . . . . . .. . 2,722,827     3.39%
Packaged Foods . . . . . . . . . . . . . . . .. . 1,655,280     2.06%
Pharmaceuticals . . . . . . . . . . . . . . . . . 2,373,060     2.95%
Railroads . . . . . . . . . . . . . . . . . . . . 2,257,678     2.81%
Regional Banks . . . . . . . . . . . . . . . .. . 1,313,500     1.63%
Restaurants . . . . . . . . . . . . . . . . . . . 1,810,935     2.25%
Retail - General. . . . . . . . . . . . . . . . . . 987,188     1.23%
Soft Drinks . . . . . . . . . . . . . . . . . . . 1,478,424     1.84%
Specialized Finance . . . . . . . . . . . . . . . 1,602,268     1.99%
Wireless Services . . . . . . . . . . . . . . . . 1,750,892     2.18%
                                                -----------    ------
Total Common Stocks . . . . . . . . . . . . . . .80,311,514    99.94%
Total Cash Equivalents . . . . . . .  . . . . . . 4,230,127     5.26%
                                                -----------    ------
Total Investment Portfolio . . . . . . . . . . . 84,541,641   105.20%
Net Other Assets and Liabilities. . .. . . . . . (4,180,154)    5.20%
                                                -----------    ------
Total Net Assets . . . . . . . .  . . . . . . . $80,361,487   100.00%


Schedule of Investments June 30, 2009 (unaudited)

                                        Number          Market          Percent
Common Stock Sector                     of              Value           of Net
Name of Issuer                          Shares          (Note B)        Assets

Consumer Discretionary
-------------------------------------------------------------------------------
Lowe's Companies, Inc. . . . ..         70,000          $ 1,358,700
McDonald's Corp.* . . . . . . .         31,500            1,810,935
Nike, Inc. . . . . . . . .  . .         32,600            1,688,028
                                                        -----------
                                                          4,857,663       6.04%

Consumer Staples
-------------------------------------------------------------------------------
Costco Wholesale Corp. . . . .          26,750            1,224,615
CVS Caremark Corp.* . . . . . .         47,630            1,517,968
Nestle SA* . . . . . . . . . .          44,000            1,655,280
PepsiCo, Inc.* . . . . . . . .          26,900            1,478,424
Procter & Gamble Co.* . . . . .         29,300            1,497,230
                                                        -----------
                                                          7,373,517       9.18%


Energy
-------------------------------------------------------------------------------
Apache Corp. . . . . . . . .  .         19,500            1,406,925
Chevron Corp.* . . . . . . . .          25,700            1,702,625
ConocoPhillips . . . . . . . ..         34,000            1,430,040
EnCana Corp. . . . . . . . . .          26,600            1,315,902
Exxon Mobil Corp.* . . . . . .          22,582            1,578,708
Occidental Petroleum Corp. . .          26,000            1,711,060
Schlumberger Ltd. . . . . . . .         35,000            1,893,850
                                                        -----------
                                                         11,039,110      13.74%

Financials
-------------------------------------------------------------------------------
CME Group, Inc. . . . . . . .  .         5,150            1,602,268
Eaton Vance Corp.* . . . . . .         104,600            2,798,050
Fifth Third Bancorp . . . . .          185,000            1,313,500
Goldman Sachs Group, Inc. . . .         15,400            2,270,576
JPMorgan Chase & Co. . . . . .          43,500            1,483,785
Northern Trust Corp. . . . . .          20,000            1,073,600
T. Rowe Price Group, Inc.* . .          63,700            2,654,379
Wells Fargo & Co. . . . . . . .         47,000            1,140,220
                                                        -----------
                                                         14,336,378      17.84%

Health Care
-------------------------------------------------------------------------------
Gilead Sciences, Inc.*^ . . . .         35,900            1,681,556
Hologic, Inc.^# . . . . . . . .        106,780            1,521,615
Johnson & Johnson . . . . . . .         21,800            1,238,240
Stryker Corp.* . . . . . . .. .         40,300            1,601,522
Teva Pharmaceutical Industries Ltd. . . 23,000            1,134,820
                                                        -----------
                                                          7,177,753       8.93%

Industrials
-------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.*.. . 30,700            2,257,678
Danaher Corp.* . . . . . . . . . . . .  29,900            1,846,026
Deere & Co.* . . . . . . . . . . . . .  42,550            1,699,872
Emerson Electric Co.* . . . . . . . . . 59,400            1,924,560
General Electric Co. . . . . . . . . . 123,000            1,441,560
Monsanto Co. . . . . . . . . . . . . .. 20,400            1,516,536
United Technologies Corp.* . . . . . .  38,900            2,021,244
                                                        -----------
                                                         12,707,476      15.81%

Information Technology
-------------------------------------------------------------------------------
Akamai Technologies, Inc.^ . . . . . .. 92,900          $ 1,781,822
Amazon.com, Inc.^ . . . . . . . . . . . 11,800              987,188
Apple, Inc.^ . . . . . . . . . . . . .  16,650            2,371,460
Cisco Systems, Inc.^ . . . . . . . . .  95,500            1,781,075
Corning, Inc.*. . . . . . . . . . . .  154,100            2,474,846
Google, Inc., Class A*^ . . . . . . .  . 5,400            2,276,586
International Business Machines Corp. . 18,000            1,879,560
Itron, Inc.^# . . . . . . . . . . . . . 26,900            1,481,383
Qualcomm, Inc. . . . . . . . . . . . .. 37,500            1,695,000
                                                        -----------
                                                         16,728,920      20.82%

Materials
-------------------------------------------------------------------------------
BHP Billiton Ltd.# . . . . . . . . . .  19,000            1,039,870
Freeport-McMoRan Copper & Gold, Inc. .  19,500              977,145
Vale SA. . . . . . . . . . . . . . . .  45,000              793,350
                                                        -----------
                                                          2,810,365       3.50%

Telecommunication Services
-------------------------------------------------------------------------------
America Movil, ADR . . . . . . . . . .. 39,500            1,529,440
American Tower Corp., Class A^ . . . .. 55,531            1,750,892
                                                        -----------
                                                          3,280,332       4.08%

Total Common Stocks (Cost- $81,857,363) . . . . . . . . $80,311,514      99.94%
                                                        -----------

Repurchase Agreement
-------------------------------------------------------------------------------
State Street Bank & Trust Co.
Repurchase Agreement, 0.01% due 7/1/09@. . . . . . . .       76,992
                                                        -----------
Total Repurchase Agreement (Cost-$76,992) . . . . . .      $ 76,992       0.09%

Cash Equivalents
-------------------------------------------------------------------------------
State Street Bank & Trust Navigator Prime~ . . . . . . .. 4,153,135
                                                        -----------
Total Cash Equivalents (Cost-$4,153,135). . . . . . . . $ 4,153,135       5.17%
                                                        -----------
Total Investment Portfolio (Cost-$86,087,490) . . . .  . 84,541,641     105.20%
                                                        -----------
Net Other Assets and Liabilities . . . . . . . . . . . . (4,180,154)     -5.20%
Total Net Assets . . . . . . . . . . . . . . . . . .. . $80,361,487     100.00%
                                                        -----------
                                                        -----------

* All or a portion of this security is pledged to collateralize short-term borrowings, when utilized
^ Non-income producing security
# All or a portion of this security is currently out on loan (See Note I)
@ Acquired on June 30, 2009. Collateralized by $79,984 of market value of U.S. Government Treasury Bills due through 08/20/09. The maturity value is $76,992. ~ Security held as collateral for securities on loan.

The accompanying notes are an integral part of the financial statements.


Statement of Assets and Liabilities (unaudited)
June 30, 2009

Assets
Investments-at market value (including securities loaned of $4,042,868)
(cost $86,087,490). . . . . . . . . . . . . . . . . . . . . . . . . $84,541,641
Dividends receivable . . . . . . . . . . . . . . . . . . . . . . . . . . 74,329
Receivable for shares sold . . . . . . . . . . . . . . . . .. . . . . . . . 342
Other receivables. . . . . . . . . . . . . . . . . . . . . . . . . . . . 28,854
                                                                   ------------
Total Assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . 84,645,166

Liabilities
Collateral on securities loaned, at value . . . . . . . . . . . . . . 4,153,135
Accrued audit expense . . . . . . . . . . . . . . . . . . . . .  . . . . 45,092
Accrued investment advisory fee . . . . . . . . . . . . . . . .  . . . . 42,030
Accrued other expenses. . . . . . . . . . . . . . . . . . . . .  . . . . 29,088
Payable for shares repurchased . . . . . . . . . . . . . . . . . . . . . 14,334
                                                                   ------------
Total Liabilities . . . . . . . . . . . . . . . . . . . . . . . . . . 4,283,679
                                                                   ------------

Net Assets . . . .  . . . . . . . . . . . . . . . . . . . . . . . . $80,361,487

Net Assets Consist of:
Capital paid-in . . . . . . . . . . . . . . . . . . . . . . . . . . $89,677,740
Undistributed net investment income . . . . . . . . . . . .. . . . . . . 65,426
Accumulated net realized gain/(loss) . . . . . . . . . . . . . . . . (7,835,830)
Net unrealized appreciation/(depreciation) of investments .. . . . . (1,545,849)
                                                                   ------------

Net Assets .  . . . . . . . . . . . . . . . . . . . . . . . . . . . $80,361,487
                                                                   ------------
                                                                   ------------

Net Asset Value, offering price and redemption price per share
($80,361,487/6,493,063 shares) . . . . . . . . . . . . . . . . . . . . . $12.38

The accompanying notes are an integral part of the financial statements.


Statement of Operations (unaudited)
Six Months Ended June 30, 2009

Investment Income

Dividend income . . . .. . . . . . . . . . . . . . . . . . . . . . . . $710,438
Interest income . . . .. . . . . . . . . . . . . . . . . . . . . . . . . . . 35
Security lending income  . . . . . . . . . . . . . . . . . . . . . . . . . . 15
Other income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 810
                                                                   ------------
Total Income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 711,298

Expenses

Investment advisory fee . . . . . . . . . . . . . . .. . . . . . . . . $235,947
Administrative expenses and salaries . . . . . . . .  . . . . . . . . . 161,410
Legal fees. . . . . . . . . . . . . . . . . . . . . .. . . . . . . . . . 63,375
Audit fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 42,440
Printing, postage, and stationery . . . . . . . . . .. . . . . . . . . . 33,025
Computer and related expenses . . . . . . . . . . . .. . . . . . . . . . 24,250
Insurance . . . . . . . . . . . . . . . . . . . . . .. . . . . . . . . . 20,815
Registration and Filing fees . . . . . . . . . . . . . . . . . . . . . . 17,875
Trustee fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 15,000
Commitment fee. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 9,085
Telephone expense . . . . . . . . . . . . . . . . . . . . . . . . . . . . 9,050
Custodian fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 6,154
Interest fee . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 21
Miscellaneous fees . . . . . . . . . . . . . . . . .  . . . . . . . . . . 7,425
                                                                   ------------
Total Expenses . . . . . . . . . . . . . . . . . . .  . . . . . . . . . 645,872
                                                                   ------------
Net Investment Income. . . . . . . . . . . . . . . . . . . . . . . . . . 65,426

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from investment transactions . . . . . . . $(4,437,463)
Change in unrealized appreciation/(depreciation) of investments . . . 8,358,435
                                                                   ------------
Net gain (loss) on investments . . . . . . . . . . . . . . . . .  . . 3,920,972
Net increase (decrease) in net assets resulting from operations. . . $3,986,398
                                                                   ------------
                                                                   ------------

The accompanying notes are an integral part of the financial statements.


Statements of Changes in Net Assets

                                                                        Six Months
                                                                        Ended
                                                                        June 30,                Year Ended
                                                                        2009                    December 31,
                                                                        (unaudited)             2008

Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss) . . . . . . . . . . . . . . . . .  . . . .    $65,426                 $328,460
Net realized gain (loss) from investment transactions . . . . . . . . . (4,437,463)              (3,398,368)
Change in unrealized appreciation (depreciation) of investments . . . . .8,358,435              (55,730,920)
                                                                        ----------              -----------
Net Increase (Decrease) in Net Assets
Resulting from Operations . . . . . . . . . . . . . . . . . . . . . . . .3,986,398              (58,800,828)
                                                                        ----------              -----------
Distributions to Shareholders
From net investment income . . . . . . . . . . . . . . . . . . . . . . .         -                 (328,460)
From net realized gains from investment transactions . . . . . . . . . . . .     -                        -
                                                                        ----------              -----------
Total Distributions to Shareholders . . . . . . . . . . . . . . . . . . .        -                 (328,460)
From Net Fund Share Transactions . . . . . . . . . . . . . . . . . . .  (2,078,337)              (7,856,946)
                                                                        ----------              -----------
Total Increase (Decrease) in Net Assets . . .  . . . . . . . . . . . . . 1,908,061              (66,986,234)

Net Assets:
Beginning of Period . . . . . . . . . . . . . . . . . . . . . . . . . . 78,453,426              145,439,660
                                                                        ----------              -----------
End of Period. . . . . . . . . . . . . . . . . . . . . . . . . . . . . $80,361,487              $78,453,426
                                                                        ----------              -----------
                                                                        ----------              -----------
Undistributed Net Investment Income . . . . . . . . . . . . . . . . . .. . $65,426                        -

The accompanying notes are an integral part of the financial statements.


Financial Highlights

                                        Six Months
                                        Ended
                                        June 30,
                                        2009            Year Ended December 31,
Per Share Data^                         (unaudited)     2008            2007            2006            2005            2004

Net Asset Value:
Beginning of Period . . . . . . . .     $11.74          $20.19          $20.10          $18.40          $16.52          $15.26
                                        ------          ------          ------          ------          ------          ------
Income From Investment
Operations:
Net investment income (loss) . . . . .    0.01            0.05            0.02            0.01           (0.02)           0.04
Net realized and unrealized gain
(loss) on investment . . . . . . . . .    0.63           (8.45)           2.71            1.69            1.90            1.27
                                        ------          ------          ------          ------          ------          ------
Total from investment operations . . .    0.64           (8.40)           2.73            1.70            1.88            1.31
                                        ------          ------          ------          ------          ------          ------
Less Distributions:
Net investment income . . . . . . .       0.00           (0.05)          (0.04)           0.00            0.00           (0.05)
Capital Gain . . . . . . . . . . . . . .  0.00            0.00           (2.60)           0.00            0.00            0.00
                                        ------          ------          ------          ------          ------          ------
Total Distributions . . . . . . . . . . . 0.00           (0.05)          (2.64)           0.00            0.00           (0.05)

Net Asset Value:
End of Period . . . . . . . . . . . . . $12.38          $11.74          $20.19          $20.10          $18.40          $16.52
                                        ------          ------          ------          ------          ------          ------
                                        ------          ------          ------          ------          ------          ------

Total Return . . . . . . . . . . . . . . 5.45%#         41.61%          13.90%           9.24%          11.38%           8.56%

Ratios & Supplemental Data
Net assets end of period (in
thousands) . . . . . . . . . . . . . . $80,361        $78,453        $145,440        $139,927        $134,412        $136,238
Ratio of operating expenses to
average net assets (includes
interest expense) . . . . . . . . . . .   1.73%          1.27%           1.10%           1.15%           1.18%           1.32%
Ratio of interest expense to average
net assets . . . . . . . . . . . . . . .  0.00%*         0.00%*          0.01%           0.00%*          0.00%*          0.07%
Ratio of net investment income to
average net assets . . . . . . . . . .    0.18%          0.29%           0.11%           0.08%           0.15%           0.29%
Portfolio turnover rate . . . . . . . . . . 22%#           45%             40%             52%             57%             19%

^ Average share method used to calculate per share data
* Amount is less than 0.01%
 Annualized
# Not annualized


Notes to Financial Statements

Note A-Organization

Northeast Investors Growth Fund (the "Fund") is a diversified, no-load, open-end, seriestype management investment company registered under the Investment Company Act of 1940, as amended. The Fund presently consists of one portfolio and is organized as a Massachusetts business trust.

The Fund's objective is to produce long term growth for its shareholders.

Note B-Significant Accounting Policies

Significant accounting policies of the Fund are as follows:

Valuation of Investments: Investments in securities traded on national securities exchanges are valued based upon closing prices on the exchanges. Securities traded in the over-the-counter market and listed securities with no sales on the date of valuation are valued at closing bid prices. Repurchase agreements are valued at cost with earned interest included in interest receivable. Other short-term investments, when held by the Fund, are valued at cost plus earned discount or interest which approximates market value.

Securities and other assets for which market quotations are not readily available (including restricted securities, if any) are valued at their fair value as determined in good faith under consistently applied procedures approved by the Board of Trustees. Methodologies used to fair value securities may include, but are not limited to, the analysis of current debt to cash flow, information of any recent sales, and the nature of the existing market for securities with characteristics similar to such obligations. The Fund may use fair value pricing for foreign securities if a material event occurs that may effect the price of a security after the close of the foreign market or exchange (or on days the foreign market is closed) but before the Fund prices the portfolio, generally at 4:00 p.m. ET. Fair value pricing may also be used for securities acquired as a result of corporate restructurings or reorganizations as reliable market quotations for such issues may not be readily available. At June 30, 2008 there were no securities priced at fair value as determined in good faith.

Security Transactions: Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Federal Income Taxes: No provision for federal income taxes is necessary since the Fund has elected to qualify under subchapter M of the Internal Revenue Code and its policy is to distribute all of its taxable income, including net realized capital gains, within the prescribed time periods.

State Income Taxes: Because the Fund has been organized by an Agreement and Declaration of Trust executed under the laws of the Commonwealth of Massachusetts, it is not subject to state income or excise taxes.

Distributions and Income: Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for capital loss carryovers and losses deferred due to wash sales. Permanent book and tax differences relating to shareholder distributions will result in reclassifications to paid-in-capital. The Fund's distributions and dividend income are recorded on the ex-dividend date. Interest income, which consists of interest from repurchase agreements, is accrued as earned.

Net Asset Value: In determining the net asset value per share, rounding adjustments are made for fractions of a cent to the next higher cent.

Use of Estimates: The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Note C-Investment Advisory and Service Contract

The Fund has its investment advisory and service contract with Northeast Management & Research Company, Inc. (the "Advisor"). Under the contract, the Fund pays the Advisor an annual fee at a maximum rate of 1% of the first $10,000,000 of the Fund's average daily net assets, 3.4 of 1% of the next $20,000,000 and 1.2 of 1% of the average daily net assets in excess of $30,000,000, in monthly installments on the basis of the average daily net assets during the month preceding payment. Messrs. John C. Emery, Michael Baldwin, and F. Washington Jarvis are not officers or directors of the Advisor. The compensation of all disinterested trustees of the Fund is borne by the Fund.

Under the Fund's Investment Advisory Agreement (the "Agreement"), personnel of the Advisor provide the Fund with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Fund's organization. The Advisor also provides the Fund with necessary office space and portfolio accounting and bookkeeping services. The salaries of all officers of the Fund or of the Advisor performing services relating to research, statistical and investment activities are paid by the Advisor.

The Fund pays expenses, including the salaries of employees engaged in the following activities, related to its role as transfer, dividend paying and shareholder servicing agent.

Note D-Purchases and Sales of Investments

The cost of purchases and proceeds from sales of investments, other than short-term securities, aggregated $16,371,588 and $16,192,114, respectively, for the six months ended June 30, 2009.

Note E-Shares of Beneficial Interest

At June 30, 2009, there was an unlimited number of shares of beneficial interest authorized with no par value. Transactions in shares of beneficial interest were as follows:

                                        June 30, 2009                   December 31, 2008
                                        -------------                   -----------------
                                        Shares          Amount          Shares          Amount

Shares sold . . . . . . . . . . . . . . 199,858         $2,331,424      384,741         $6,358,765
Shares issued to shareholders in
reinvestment of distributions
from net investment income
and realized gains from
security transactions. . . . . . . .          0                 $0       24,885           $289,801
                                        -------         ----------      -------         ----------
                                        199,858         $2,331,424      409,626         $6,648,566

Shares repurchased . . . . . . . . .   (391,660)       $(4,409,761)    (929,233)      $(14,505,512)
                                        -------         ----------      -------         ----------
Net Increase. . .. . . . . . . . . . . (191,802)       $(2,078,337)    (519,607)       $(7,856,946)

Note F-Repurchase Agreement

On a daily basis, the Fund invests any cash balances into repurchase agreements hypothecated by U.S. Government obligations. Securities pledged as collateral for repurchase agreements are held by the Fund's custodian bank until maturity of the repurchase agreement. Provisions of the agreement ensure that the market value of the collateral is sufficient in the event of default. However, in the event of default or bankruptcy by the other party to the agreement, realization and/ or retention of the collateral may be subject to legal proceedings.

Note G-Committed Line of Credit

Short-term bank borrowings, which do not require maintenance of compensating balances, are generally on a demand basis and are at rates equal to adjusted money market interest rates in effect during the period in which such loans are outstanding. At June 30, 2009, the Fund had an unused line of credit amounting to $20,000,000. In addition the Fund pays a commitment fee of 0.125% per annum, payable at the end of each quarter based on the unused portion of the line of credit. The committed line of credit may be terminated at the bank's option at the annual renewal date.

The following information relates to aggregate short-term borrowings during the six months ended June 30, 2009:

Average amount outstanding (total of daily outstanding principal balances divided by number of days with debt outstanding during the period) . . $112,008
Weighted average interest rate . . . . . . . . . . . . . . . . . . .  . . 0.86%

Note H-Additional Tax Information

Dividends paid during the fiscal year ended December 31, 2008 and the six months ended June 30, 2009 were $328,460 and $0 respectively, and such dividends were classified for tax purposes as ordinary income.

As of December 31, the components of accumulated earnings (losses) on a tax basis were as follows:

                                                                        2008
                                                                        ----
Capital loss carryforward*. . . . . . . . . . . . . . .. . . . . . . $ (864,347)
Timing Differences . . . . . . . . . . . . . . . . . . . . . . . . . (2,534,021)
Unrealized gains (losses)-net . . . . . . . . . . . . .. . . . . . . (9,904,284)
                                                                     ----------
Total accumulated earnings (losses)-net . . . . . . . .. . . . . . $(13,302,652)

*The capital loss carryforward will expire as follows:

                                                                    Expiration
Year                                                                Amount
----                                                                -----------
2016 . . . . . . . . . . . . . . . . . . . . . . . . .. . . . . . . . $(864,347)

At December 31, 2008 the Fund's Post October loss deferral was $(2,534,021).

At December 31, 2008 the Fund's aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

                                                                        2008
                                                                        ----
Tax cost . . . . . . . . . . . . . . . . . . . . . . . . . . . . . $ 88,390,850
Gross unrealized gain . . . . . . . . . . . . . . . . . . . . . . . . 7,590,562
Gross unrealized loss . . . . . . . . . . . . . . . . . . . . . . . (17,494,846)
                                                                   ------------
Net unrealized security gain (loss) . . .  . . . . . . . . . . . . $ (9,904,284)

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions will 'more-likely-than-not' be sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the Fund's current fiscal year. The implementation of FIN 48 did not result in any unrecognized tax benefits and management has concluded that no provision is required in the Fund's accompanying financial statements, however the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note I-Securities Lending

The Fund may seek additional income by lending portfolio securities to qualified institutions. The Fund will receive cash as collateral in an amount equal to at least 102% of the current market value of any loaned securities plus accrued interest. By reinvesting any cash collateral it receives in these transactions, the Fund could realize additional gains and losses. If the borrower fails to return the securities and the value of the collateral has declined during the term of the loan, the Fund will bear the loss. At June 30, 2009, the value of securities loaned and the value of collateral was $4,042,868 and $4,153,135, respectively. During the six months ended June 30, 2009, income from securities lending amounted to $15.

Note J-Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements", as amended, establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

The various inputs that may be used to determine the value of the Fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1-Quoted prices in active markets for identical securities.
Level 2-Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3-Significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments).

The following table summarizes the Fund's investments as of June 30, 2009, based on the inputs used to value them. For information on the Fund's policy regarding the valuation of investments, please refer to the Valuation of Investments section of Note B in the accompanying Notes to Financial Statements.

                                                        Investments
Valuation Inputs                                        in Securities
----------------                                        -------------
Level 1 -
Common Stock . .. . . . . . . . . . . . . . . . . . . . . $80,311,514
Cash Equivalents  . . . . . . . . . . . . . . . . . . . . . 4,153,135

Level 2 -
Repurchase Agreement . . . . . . . . . . . . . . . . . . . . . 76,992

Level 3 - . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0
                                                        -------------
Total . . . . . . . . . . . . . . . . . . . . . . . . . . $84,541,641

Note K-Review for Subsequent Events

In accordance with the provisions set forth in Financial Accounting Standards Board Statement of Financial Accounting Standards No. 165 "Subsequent Events", adopted by the Fund as of June 30, 2009, events and transactions from July 1, 2009 through August 25, 2009, the date the financial statements were available to be issued, have been evaluated by management for subsequent events. Management has determined that there were no material events that would require disclosure in the Fund's financial statements through this date.

Trustees & Officers

The Trustees of Northeast Investors Growth Fund are William A. Oates, Jr.,
John C. Emery, Michael Baldwin, and F. Washington Jarvis. Under Massachusetts Law, the Trustees are generally responsible for overseeing the operation and management of the Fund. The table below provides certain information about the Fund's Trustees and Officers. The mailing address for the Trustees and Officers of the Fund is 150 Federal Street, Boston, MA 02110-1745.

The Fund's Statement of Additional Information (SAI) contains additional information about the Trustees. To request a free copy, call the Fund at 800-225-6704 or visit our website at www.northeastinvestors.com.

                                                                                        Principal Occupation(s)
                                                                                        During the Past Five Years/and
Name/Age/Service*                               Position                                Other Directorships

                                        Affiliated Trustees and Fund Officers

Williams A. Oates, Jr.                          Trustee and                             Trustee and President of Northeast
Age: 67                                         President                               Investors Growth Fund; President and
Years of Service: 28                                                                    Director of Northeast Investment
                                                                                        Management, Inc.

Gordon C. Barrett                               Senior Vice                             Chief Financial Officer of Northeast
Age: 52                                         President, Chief                        Investors Growth Fund, Chief Financial
Years of Service: 15                            Financial Officer,                      Officer of Northeast Investors Trust, and
                                                and Chief Compliance Officer            Officer of Northeast Investment
                                                                                        Management, Inc.

Robert B. Minturn                               Clerk, Vice                             Officer of Northeast Investors Trust;
Age: 70                                         President, and                          Officer of Northeast Investors Growth
Years of Service: 28                            Chief Legal Officer                     Fund (Trustee until November 2008);
                                                                                        Officer of Northeast Investment
                                                                                        Management, Inc.

                                        Independent Trustees

John C. Emery                                   Trustee                                 Partner, Law Firm of Sullivan &
Age: 78                                                                                 Worcester
Years of Service: 28

Michael Baldwin                                 Trustee                                 Partner, Baldwin Brothers, Registered
Age: 68                                                                                 Investment Advisor
Years of Service: 9

F. Washington Jarvis                            Trustee                                 Headmaster Emeritus at Roxbury Latin
Age: 70                                                                                 School
Years of Service: 5


* The Trustees serve until their resignation or the appointment of a successor and the officers serve at the pleasure of the Trustees.

Board Approval of Investment Advisory Contract

At its meeting held on May 27, 2009, the Board of Trustees of the Fund, including the Independent Trustees voting separately, voted to extend the Fund's investment management agreement with Northeast Management & Research Company, Inc. (the "Investment Adviser").

The Investment Adviser presented detailed information to the Board requested by the Independent Trustees. Such information included (i) information confirming the financial condition of the Investment Adviser and the Investment Adviser's profitability derived from its relationship with the Fund; (ii) a description of the personnel and services provided by the Investment Adviser; (iii) comparative information on investment performance; and (iv) information regarding brokerage and portfolio transactions.

The Board reviewed and discussed financial information provided by the Investment Adviser, including fees, income and expenses, and the Investment Adviser's profitability derived from its relationship with the Fund. The Board determined that the Investment Adviser is solvent and is in a position to perform the ongoing responsibilities to the Fund and to satisfy its obligations under the Act and the advisory agreement.

The Board reviewed the advisory fee and the effective investment advisory fee rate paid by the Fund and the appropriateness of such advisory fee. The Board reviewed and considered any economies of scale which might be realized by the Fund and how the current advisory fee for the Fund reflects the economies of scale for the benefit of the shareholders of the Fund.

The Board also reviewed and considered the fees or other payments received by the Investment Adviser. The Board reviewed and considered comparison of fees charged by investment advisers to fund peers of the Fund. The Board also considered and reviewed information regarding brokerage.

The Board reviewed and considered the qualifications of the current and anticipated portfolio managers to manage the portfolio of the Fund, including their history managing investments generally and growth oriented investments in particular, as well as the background and expertise of the key personnel and amount of time they would be able to devote to the affairs of the Fund. The Board concluded, in light of the particular requirements of the Fund, that it was satisfied with the professional qualifications and overall commitment to the Fund of the anticipated portfolio management team.

The Board considered the nature, extent and quality of services rendered to the Fund by the Investment Adviser and the investment performance of the Fund based on the data provided which included comparisons with index data and data concerning performance relative to other funds with generally similar objectives and management policies. The Board determined that in light of the data taken as a whole and the nature of the investment program of the Fund, the investment performance was reasonable and acceptable. The Board discussed the Investment Adviser's profitability, and it was determined to be reasonable, given the services rendered and the Fund's performance and services provided. The Board concluded that the Fund's fees paid to the Investment Adviser were reasonable in light of comparative performance and advisory fee information, costs of the services provided and profits to be realized and benefits derived by the Investment Adviser from the relationship with the Fund.

Trustees
-------------------------------------------------------------------------------
William A. Oates, Jr.                                   John C. Emery
                                                        Michael Baldwin
                                                        F. Washington Jarvis

Officers
-------------------------------------------------------------------------------
William A. Oates, Jr., President
Gordon C. Barrett, Senior Vice President, Chief Financial Officer & Chief Compliance Officer
Robert B. Minturn, Vice President, Clerk & Chief Legal Officer
Bruce H. Monrad, Vice President
David A. Randall, Vice President
John F. Francini, Vice President
Nancy M. Mulligan, Vice President

Investment Advisor
-------------------------------------------------------------------------------
Northeast Management & Research Company, Inc.
150 Federal Street
Boston, Massachusetts 02110

Custodian
-------------------------------------------------------------------------------
State Street Bank & Trust Company
200 Clarendon Street
Boston, Massachusetts 02111

Legal Counsel
-------------------------------------------------------------------------------
Mintz, Levin, Cohn, Ferris, Glovsky
and Popeo, P.C.
One Financial Center
Boston, Massachusetts 02111

Transfer Agent
-------------------------------------------------------------------------------
Northeast Investors Growth Fund
150 Federal Street
Boston, Massachusetts 02110

This report is prepared for the information of the shareholders of Northeast Investors Growth Fund and must not be given to others unless preceded or accompanied by a copy of the current Prospectus by which all offerings of the Fund shares are made. It should be noted in reading this report and the letter to shareholders that the record of past performance is not a representation as to the Fund's future performance, and that the Fund's investments are subject to market risks.

For a free copy of the Fund's proxy voting guidelines and proxy voting record visit www.northeastinvestors.com/growth/proxypolicy.stm, call 1-800-225-6704 or visit the Securities and Exchange Commission (SEC)'s website at www.sec.gov.

Shares of the Fund are sold to investors at net asset value by

                        Northeast Investors Growth Fund
                               150 Federal Street
                          Boston, Massachusetts 02110
                          800-225-6704 - 617-523-3588
                           www.northeastinvestors.com

Item 2. Code of Ethics.

Not applicable for semi-annual report.



Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.



Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.



Item 5. Audit Committee of Listed Registrants.

Not applicable to the registrant.


Item 6. Schedule of Investments

Included as part of Item 1 above.


Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.


Item 9. Purchase of Equity Securities by Closed-End Management Company and Affiliated Purchasers

Not applicable to the registrant.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures for the submission of nominees for Trustee.


Item 11. Controls and Procedures.

(a) The registrant's principal executive and financial officers, after evaluating the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended), have concluded that, based on such evaluation, the registrant's disclosure controls and procedures were effective as of a date within 90 days of the filing of this report.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 12. Exhibits.

(a) 99.CERT Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) 99.906CERT A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Northeast Investors Growth Fund

By (Signature and Title)
                                    William A. Oates, Jr.
                                    President
                                    (principal executive officer)

Date: September 10, 2009


By (Signature and Title)
                                    Gordon C. Barrett
                                    Chief Financial Officer
                                    (principal financial officer)

Date: September 10, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
                                    William A. Oates, Jr.
                                    President
                                    (principal executive officer)

Date: September 10, 2009


By (Signature and Title)
                                    Gordon C. Barrett
                                    Chief Financial Officer
                                    (principal financial officer)

Date: September 10, 2009


  Exhibit 99.CERT

         Certification Pursuant to Section 302 of the Sarbanes-Oxley Act

I, William A. Oates, Jr., certify that:

1. I have reviewed this report on Form N-CSR of Northeast Investors Growth Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

         (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

         (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

                  (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

                  (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.



Date: September 10, 2009
                                            William A. Oates, Jr.
                                            President
                                            (principal executive officer)





         Certification Pursuant to Section 302 of the Sarbanes-Oxley Act

I, Gordon C. Barrett, certify that:

1.       I have reviewed this report on Form N-CSR of Northeast Investors Growth
Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

         (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

         (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the perio covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

                  (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

                  (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Date: September 10, 2009
                                            Gordon C. Barrett
                                            Chief Financial Officer
                                            (principal financial officer)




  Exhibit 99.906CERT

     Certification Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

Pursuant to section 906 of the Sarbanes-Oxley Act of 2002 (subsections (a) and (b) of section 1350, chapter 63 of title 18, United States Code), each of the undersigned officers of Northeast Investors Growth Fund, a Massachusetts business trust (the "Registrant"), does hereby certify, to such officer's knowledge, that:

The report on Form N-CSR for the period ended June 30, 2009 of the Registrant (the "Form N-CSR") fully complies with the requirements of
Section 13(a) or 15(d) of the Securities Exchange Act of 1934, and the information contained in the N-CSR fairly presents, in all material respects, the financial condition and results of operations of the Registrant.



Dated:  September 10, 2009
                                            William A. Oates, Jr.
                                            President
                                            (Principal Executive Officer)


Dated:  September 10, 2009
                                            Gordon C. Barrett
                                            Chief Financial Officer
                                            (Principal Financial Officer)

The foregoing certification is being furnished solely pursuant to section 906 of the Sarbanes-Oxley Act of 2002 and is not being filed as a separate disclosure document.

A signed original of this written statement required by Section 906 has been provided to the Registrant and will be retained by the Registrant and furnished to the Securities and Exchange Commission or its staff upon request.